Shareholder Report, Holdings (Details)	Mar. 31, 2026
Artisan Developing World Fund - Investor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Developing World Fund - Investor Shares | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Developing World Fund - Investor Shares | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Developing World Fund - Investor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Developing World Fund - Investor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Developing World Fund - Investor Shares | Adyen NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Developing World Fund - Investor Shares | Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Developing World Fund - Investor Shares | MakeMyTrip Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Developing World Fund - Investor Shares | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Developing World Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Developing World Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Artisan Developing World Fund - Investor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Developing World Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Developing World Fund - Investor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Developing World Fund - Investor Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan Developing World Fund - Investor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Developing World Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	73.50%
Artisan Developing World Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan Developing World Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Artisan Developing World Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Developing World Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Artisan Developing World Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Developing World Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Developing World Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Artisan Developing World Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Developing World Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Developing World Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Artisan Developing World Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan Developing World Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Artisan Developing World Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Artisan Developing World Fund - Advisor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Developing World Fund - Advisor Shares | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Developing World Fund - Advisor Shares | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Developing World Fund - Advisor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Developing World Fund - Advisor Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Developing World Fund - Advisor Shares | Adyen NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Developing World Fund - Advisor Shares | Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Developing World Fund - Advisor Shares | MakeMyTrip Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Developing World Fund - Advisor Shares | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Developing World Fund - Advisor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Developing World Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Artisan Developing World Fund - Advisor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Developing World Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Developing World Fund - Advisor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Developing World Fund - Advisor Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan Developing World Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Developing World Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	73.50%
Artisan Developing World Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan Developing World Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Artisan Developing World Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Developing World Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Artisan Developing World Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Developing World Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Developing World Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Artisan Developing World Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Developing World Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Developing World Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Artisan Developing World Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan Developing World Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Artisan Developing World Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Artisan Developing World Fund - Institutional Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Developing World Fund - Institutional Shares | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Developing World Fund - Institutional Shares | Sea Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Developing World Fund - Institutional Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Developing World Fund - Institutional Shares | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Developing World Fund - Institutional Shares | Adyen NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Developing World Fund - Institutional Shares | Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Developing World Fund - Institutional Shares | MakeMyTrip Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Developing World Fund - Institutional Shares | NU Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Developing World Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Developing World Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Artisan Developing World Fund - Institutional Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Developing World Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Developing World Fund - Institutional Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Artisan Developing World Fund - Institutional Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan Developing World Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Developing World Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	73.50%
Artisan Developing World Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan Developing World Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Artisan Developing World Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Developing World Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Artisan Developing World Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Developing World Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Developing World Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Artisan Developing World Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Developing World Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Developing World Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Artisan Developing World Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan Developing World Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Artisan Developing World Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Absa Bank Ltd., Credit-Linked Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Romania Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Laos Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Republic of Cote d'Ivoire First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Republic of Zambia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Republic of Kazakhstan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Republic of Iraq [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Republic of Tajikistan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Albania, Leke
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Egypt, Pounds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Kazakhstan, Tenge
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Nigeria, Nairas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Peru, Nuevos Soles
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Romania, New Lei
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Uruguay, Pesos
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Uzbekistan, Sums
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Sovereign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Absa Bank Ltd., Credit-Linked Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Romania Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Laos Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Republic of Cote d'Ivoire First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Republic of Zambia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Republic of Kazakhstan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Republic of Iraq [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Republic of Tajikistan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Albania, Leke
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Egypt, Pounds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Kazakhstan, Tenge
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Nigeria, Nairas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Peru, Nuevos Soles
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Romania, New Lei
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Uruguay, Pesos
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Uzbekistan, Sums
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Sovereign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Absa Bank Ltd., Credit-Linked Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Romania Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Laos Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Republic of Cote d'Ivoire First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Republic of Zambia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Republic of Kazakhstan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Republic of Iraq [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Republic of Tajikistan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Albania, Leke
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Egypt, Pounds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Kazakhstan, Tenge
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Nigeria, Nairas
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Peru, Nuevos Soles
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Romania, New Lei
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Uruguay, Pesos
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Uzbekistan, Sums
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Sovereign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan Floating Rate Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Artisan Floating Rate Fund - Investor Shares | GSM Holdings, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Floating Rate Fund - Investor Shares | Ryan LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Floating Rate Fund - Investor Shares | Nexus Buyer LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Floating Rate Fund - Investor Shares | Delta Topco, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Floating Rate Fund - Investor Shares | TGP Holdings III LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Floating Rate Fund - Investor Shares | 19th Holdings Golf LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Floating Rate Fund - Investor Shares | VT Topco, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Floating Rate Fund - Investor Shares | Arches Buyer, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Floating Rate Fund - Investor Shares | TKC Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Floating Rate Fund - Investor Shares | AthenaHealth Group, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Floating Rate Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Floating Rate Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Floating Rate Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Artisan Floating Rate Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Floating Rate Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Artisan Floating Rate Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Floating Rate Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Artisan Floating Rate Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Artisan Floating Rate Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan Floating Rate Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Artisan Floating Rate Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Floating Rate Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Floating Rate Fund - Investor Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan Floating Rate Fund - Investor Shares | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Floating Rate Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Floating Rate Fund - Investor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Floating Rate Fund - Investor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
Artisan Floating Rate Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Artisan Floating Rate Fund - Advisor Shares | GSM Holdings, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Floating Rate Fund - Advisor Shares | Ryan LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Floating Rate Fund - Advisor Shares | Nexus Buyer LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Floating Rate Fund - Advisor Shares | Delta Topco, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Floating Rate Fund - Advisor Shares | TGP Holdings III LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Floating Rate Fund - Advisor Shares | 19th Holdings Golf LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Floating Rate Fund - Advisor Shares | VT Topco, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Floating Rate Fund - Advisor Shares | Arches Buyer, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Floating Rate Fund - Advisor Shares | TKC Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Floating Rate Fund - Advisor Shares | AthenaHealth Group, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Floating Rate Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Floating Rate Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Floating Rate Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Artisan Floating Rate Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Floating Rate Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Artisan Floating Rate Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Floating Rate Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Artisan Floating Rate Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Artisan Floating Rate Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan Floating Rate Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Artisan Floating Rate Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Floating Rate Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Floating Rate Fund - Advisor Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan Floating Rate Fund - Advisor Shares | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Floating Rate Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Floating Rate Fund - Advisor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Floating Rate Fund - Advisor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
Artisan Floating Rate Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Artisan Floating Rate Fund - Institutional Shares | GSM Holdings, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Floating Rate Fund - Institutional Shares | Ryan LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Floating Rate Fund - Institutional Shares | Nexus Buyer LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Floating Rate Fund - Institutional Shares | Delta Topco, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Floating Rate Fund - Institutional Shares | TGP Holdings III LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Floating Rate Fund - Institutional Shares | 19th Holdings Golf LLC First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Floating Rate Fund - Institutional Shares | VT Topco, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Floating Rate Fund - Institutional Shares | Arches Buyer, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Floating Rate Fund - Institutional Shares | TKC Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Floating Rate Fund - Institutional Shares | AthenaHealth Group, Inc. First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Floating Rate Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Floating Rate Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Floating Rate Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Artisan Floating Rate Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Floating Rate Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Artisan Floating Rate Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Floating Rate Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Artisan Floating Rate Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Artisan Floating Rate Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan Floating Rate Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Artisan Floating Rate Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Floating Rate Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Floating Rate Fund - Institutional Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Artisan Floating Rate Fund - Institutional Shares | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Floating Rate Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Floating Rate Fund - Institutional Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan Floating Rate Fund - Institutional Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
Artisan Focus Fund - Investor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Focus Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Focus Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Artisan Focus Fund - Investor Shares | Rolls-Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Focus Fund - Investor Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Focus Fund - Investor Shares | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Artisan Focus Fund - Investor Shares | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Focus Fund - Investor Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Focus Fund - Investor Shares | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Focus Fund - Investor Shares | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Focus Fund - Investor Shares | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Focus Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Artisan Focus Fund - Investor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan Focus Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Focus Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Artisan Focus Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Focus Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Artisan Focus Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Artisan Focus Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Artisan Focus Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Focus Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Artisan Focus Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Artisan Focus Fund - Investor Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan Focus Fund - Advisor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Focus Fund - Advisor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Focus Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Artisan Focus Fund - Advisor Shares | Rolls-Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Focus Fund - Advisor Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Focus Fund - Advisor Shares | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Artisan Focus Fund - Advisor Shares | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Focus Fund - Advisor Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Focus Fund - Advisor Shares | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Focus Fund - Advisor Shares | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Focus Fund - Advisor Shares | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Focus Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Artisan Focus Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan Focus Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Focus Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Artisan Focus Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Focus Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Artisan Focus Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Artisan Focus Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Artisan Focus Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Focus Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Artisan Focus Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Artisan Focus Fund - Advisor Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan Focus Fund - Institutional Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Artisan Focus Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Focus Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Artisan Focus Fund - Institutional Shares | Rolls-Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Focus Fund - Institutional Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Focus Fund - Institutional Shares | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Artisan Focus Fund - Institutional Shares | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Focus Fund - Institutional Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Focus Fund - Institutional Shares | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Focus Fund - Institutional Shares | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Focus Fund - Institutional Shares | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Focus Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Artisan Focus Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan Focus Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Focus Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Artisan Focus Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Focus Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Artisan Focus Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Artisan Focus Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Artisan Focus Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Focus Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Artisan Focus Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Artisan Focus Fund - Institutional Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan Global Discovery Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Artisan Global Discovery Fund - Investor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Global Discovery Fund - Investor Shares | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Discovery Fund - Investor Shares | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Discovery Fund - Investor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Discovery Fund - Investor Shares | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Global Discovery Fund - Investor Shares | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Discovery Fund - Investor Shares | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Global Discovery Fund - Investor Shares | Babcock International Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Discovery Fund - Investor Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Discovery Fund - Investor Shares | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Discovery Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Discovery Fund - Investor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Discovery Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Artisan Global Discovery Fund - Investor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Discovery Fund - Investor Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Discovery Fund - Investor Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Discovery Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Artisan Global Discovery Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Artisan Global Discovery Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Global Discovery Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Discovery Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Artisan Global Discovery Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Artisan Global Discovery Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Artisan Global Discovery Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Discovery Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Discovery Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Global Discovery Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Discovery Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.20%
Artisan Global Discovery Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Artisan Global Discovery Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Discovery Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Global Discovery Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Artisan Global Discovery Fund - Advisor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Global Discovery Fund - Advisor Shares | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Discovery Fund - Advisor Shares | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Discovery Fund - Advisor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Discovery Fund - Advisor Shares | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Global Discovery Fund - Advisor Shares | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Discovery Fund - Advisor Shares | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Global Discovery Fund - Advisor Shares | Babcock International Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Discovery Fund - Advisor Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Discovery Fund - Advisor Shares | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Discovery Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Discovery Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Discovery Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Artisan Global Discovery Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Discovery Fund - Advisor Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Discovery Fund - Advisor Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Discovery Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Artisan Global Discovery Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Artisan Global Discovery Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Global Discovery Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Discovery Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Artisan Global Discovery Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Artisan Global Discovery Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Artisan Global Discovery Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Discovery Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Discovery Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Global Discovery Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Discovery Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.20%
Artisan Global Discovery Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Artisan Global Discovery Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Discovery Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Global Discovery Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Artisan Global Discovery Fund - Institutional Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Global Discovery Fund - Institutional Shares | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Discovery Fund - Institutional Shares | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Discovery Fund - Institutional Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Discovery Fund - Institutional Shares | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Global Discovery Fund - Institutional Shares | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Discovery Fund - Institutional Shares | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Global Discovery Fund - Institutional Shares | Babcock International Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Discovery Fund - Institutional Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Discovery Fund - Institutional Shares | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Discovery Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Discovery Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Discovery Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Artisan Global Discovery Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Discovery Fund - Institutional Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Discovery Fund - Institutional Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Discovery Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Artisan Global Discovery Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Artisan Global Discovery Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Global Discovery Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Discovery Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Artisan Global Discovery Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Artisan Global Discovery Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Artisan Global Discovery Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Discovery Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Discovery Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Global Discovery Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Discovery Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.20%
Artisan Global Discovery Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Artisan Global Discovery Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Global Discovery Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Global Equity Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Equity Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Artisan Global Equity Fund - Investor Shares | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Global Equity Fund - Investor Shares | National Grid plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Equity Fund - Investor Shares | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Equity Fund - Investor Shares | SKY Perfect JSAT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Equity Fund - Investor Shares | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Equity Fund - Investor Shares | Alpha Bank SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Equity Fund - Investor Shares | Ovzon AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Global Equity Fund - Investor Shares | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Equity Fund - Investor Shares | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Equity Fund - Investor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Global Equity Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Artisan Global Equity Fund - Investor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Global Equity Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Artisan Global Equity Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Equity Fund - Investor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Artisan Global Equity Fund - Investor Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Equity Fund - Investor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Artisan Global Equity Fund - Investor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Artisan Global Equity Fund - Investor Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Equity Fund - Investor Shares | Sweden, Kronor
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Global Equity Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Artisan Global Equity Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan Global Equity Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Artisan Global Equity Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Artisan Global Equity Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Global Equity Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Artisan Global Equity Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Global Equity Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Equity Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Global Equity Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Equity Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Global Equity Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Global Equity Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Artisan Global Equity Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Artisan Global Equity Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Artisan Global Equity Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Artisan Global Equity Fund - Advisor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Equity Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Artisan Global Equity Fund - Advisor Shares | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Global Equity Fund - Advisor Shares | National Grid plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Equity Fund - Advisor Shares | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Equity Fund - Advisor Shares | SKY Perfect JSAT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Equity Fund - Advisor Shares | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Equity Fund - Advisor Shares | Alpha Bank SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Equity Fund - Advisor Shares | Ovzon AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Global Equity Fund - Advisor Shares | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Equity Fund - Advisor Shares | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Equity Fund - Advisor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Global Equity Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Artisan Global Equity Fund - Advisor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Global Equity Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Artisan Global Equity Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Equity Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Artisan Global Equity Fund - Advisor Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Equity Fund - Advisor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Artisan Global Equity Fund - Advisor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Artisan Global Equity Fund - Advisor Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Equity Fund - Advisor Shares | Sweden, Kronor
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Global Equity Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Artisan Global Equity Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan Global Equity Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Artisan Global Equity Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Artisan Global Equity Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Global Equity Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Artisan Global Equity Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Global Equity Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Equity Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Global Equity Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Equity Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Global Equity Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Global Equity Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Artisan Global Equity Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Artisan Global Equity Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Artisan Global Equity Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Artisan Global Equity Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Equity Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Artisan Global Equity Fund - Institutional Shares | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Global Equity Fund - Institutional Shares | National Grid plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Equity Fund - Institutional Shares | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Equity Fund - Institutional Shares | SKY Perfect JSAT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Equity Fund - Institutional Shares | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Equity Fund - Institutional Shares | Alpha Bank SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Equity Fund - Institutional Shares | Ovzon AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Global Equity Fund - Institutional Shares | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Equity Fund - Institutional Shares | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Equity Fund - Institutional Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Global Equity Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Artisan Global Equity Fund - Institutional Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Global Equity Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Artisan Global Equity Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Equity Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Artisan Global Equity Fund - Institutional Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Equity Fund - Institutional Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Artisan Global Equity Fund - Institutional Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Artisan Global Equity Fund - Institutional Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Equity Fund - Institutional Shares | Sweden, Kronor
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Global Equity Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Artisan Global Equity Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Artisan Global Equity Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Artisan Global Equity Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Artisan Global Equity Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan Global Equity Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Artisan Global Equity Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Global Equity Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan Global Equity Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Global Equity Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Equity Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan Global Equity Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Global Equity Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Artisan Global Equity Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Artisan Global Equity Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Artisan Global Equity Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Artisan Global Opportunities Fund - Investor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Opportunities Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Opportunities Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Artisan Global Opportunities Fund - Investor Shares | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Opportunities Fund - Investor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Opportunities Fund - Investor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Global Opportunities Fund - Investor Shares | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Global Opportunities Fund - Investor Shares | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Opportunities Fund - Investor Shares | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Opportunities Fund - Investor Shares | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Opportunities Fund - Investor Shares | L3harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Opportunities Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Opportunities Fund - Investor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Opportunities Fund - Investor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Global Opportunities Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	77.70%
Artisan Global Opportunities Fund - Investor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Artisan Global Opportunities Fund - Investor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Global Opportunities Fund - Investor Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Opportunities Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Global Opportunities Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Artisan Global Opportunities Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Artisan Global Opportunities Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Artisan Global Opportunities Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Artisan Global Opportunities Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan Global Opportunities Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Opportunities Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Global Opportunities Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Global Opportunities Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Opportunities Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
Artisan Global Opportunities Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Artisan Global Opportunities Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Artisan Global Opportunities Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Opportunities Fund - Advisor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Opportunities Fund - Advisor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Opportunities Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Artisan Global Opportunities Fund - Advisor Shares | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Opportunities Fund - Advisor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Opportunities Fund - Advisor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Global Opportunities Fund - Advisor Shares | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Global Opportunities Fund - Advisor Shares | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Opportunities Fund - Advisor Shares | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Opportunities Fund - Advisor Shares | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Opportunities Fund - Advisor Shares | L3harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Opportunities Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Opportunities Fund - Advisor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Opportunities Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Global Opportunities Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	77.70%
Artisan Global Opportunities Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Artisan Global Opportunities Fund - Advisor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Global Opportunities Fund - Advisor Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Opportunities Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Global Opportunities Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Artisan Global Opportunities Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Artisan Global Opportunities Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Artisan Global Opportunities Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Artisan Global Opportunities Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan Global Opportunities Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Opportunities Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Global Opportunities Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Global Opportunities Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Opportunities Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
Artisan Global Opportunities Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Artisan Global Opportunities Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Artisan Global Opportunities Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Opportunities Fund - Institutional Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Opportunities Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Opportunities Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Artisan Global Opportunities Fund - Institutional Shares | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Opportunities Fund - Institutional Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Global Opportunities Fund - Institutional Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Global Opportunities Fund - Institutional Shares | BAE Systems plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Global Opportunities Fund - Institutional Shares | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Opportunities Fund - Institutional Shares | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Global Opportunities Fund - Institutional Shares | Baker Hughes Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Opportunities Fund - Institutional Shares | L3harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Opportunities Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Opportunities Fund - Institutional Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan Global Opportunities Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Artisan Global Opportunities Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	77.70%
Artisan Global Opportunities Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Artisan Global Opportunities Fund - Institutional Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Artisan Global Opportunities Fund - Institutional Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Opportunities Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Artisan Global Opportunities Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Artisan Global Opportunities Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Artisan Global Opportunities Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Artisan Global Opportunities Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Artisan Global Opportunities Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan Global Opportunities Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Opportunities Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Global Opportunities Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Global Opportunities Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Opportunities Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
Artisan Global Opportunities Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Artisan Global Opportunities Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Artisan Global Opportunities Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Unconstrained Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Artisan Global Unconstrained Fund - Investor Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Global Unconstrained Fund - Investor Shares | Absa Bank Ltd., Credit-Linked Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Unconstrained Fund - Investor Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Investor Shares | Romania Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Global Unconstrained Fund - Investor Shares | Laos Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Global Unconstrained Fund - Investor Shares | Republic of Cote d'Ivoire First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Unconstrained Fund - Investor Shares | Republic of Zambia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Investor Shares | Republic of Kazakhstan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Unconstrained Fund - Investor Shares | Republic of Iceland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Unconstrained Fund - Investor Shares | Argentine Republic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Global Unconstrained Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	64.20%
Artisan Global Unconstrained Fund - Investor Shares | Egypt, Pounds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Global Unconstrained Fund - Investor Shares | Kazakhstan, Tenge
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Unconstrained Fund - Investor Shares | Nigeria, Nairas
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Global Unconstrained Fund - Investor Shares | Peru, Nuevos Soles
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Global Unconstrained Fund - Investor Shares | Romania, New Lei
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Investor Shares | Uzbekistan, Sums
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Unconstrained Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Artisan Global Unconstrained Fund - Investor Shares | Iceland, Kronur
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Unconstrained Fund - Investor Shares | Norway, Krone
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Unconstrained Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Global Unconstrained Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan Global Unconstrained Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Artisan Global Unconstrained Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Artisan Global Unconstrained Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Global Unconstrained Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Artisan Global Unconstrained Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Global Unconstrained Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Unconstrained Fund - Investor Shares | Sovereign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Artisan Global Unconstrained Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Global Unconstrained Fund - Investor Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Global Unconstrained Fund - Investor Shares | Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Artisan Global Unconstrained Fund - Investor Shares | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Global Unconstrained Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Global Unconstrained Fund - Investor Shares | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Global Unconstrained Fund - Investor Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Artisan Global Unconstrained Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Artisan Global Unconstrained Fund - Investor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan Global Unconstrained Fund - Investor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Unconstrained Fund - Investor Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Global Unconstrained Fund - Investor Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan Global Unconstrained Fund - Investor Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan Global Unconstrained Fund - Investor Shares | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Global Unconstrained Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Artisan Global Unconstrained Fund - Advisor Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Global Unconstrained Fund - Advisor Shares | Absa Bank Ltd., Credit-Linked Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Unconstrained Fund - Advisor Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Advisor Shares | Romania Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Global Unconstrained Fund - Advisor Shares | Laos Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Global Unconstrained Fund - Advisor Shares | Republic of Cote d'Ivoire First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Unconstrained Fund - Advisor Shares | Republic of Zambia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Advisor Shares | Republic of Kazakhstan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Unconstrained Fund - Advisor Shares | Republic of Iceland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Unconstrained Fund - Advisor Shares | Argentine Republic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Global Unconstrained Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	64.20%
Artisan Global Unconstrained Fund - Advisor Shares | Egypt, Pounds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Global Unconstrained Fund - Advisor Shares | Kazakhstan, Tenge
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Unconstrained Fund - Advisor Shares | Nigeria, Nairas
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Global Unconstrained Fund - Advisor Shares | Peru, Nuevos Soles
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Global Unconstrained Fund - Advisor Shares | Romania, New Lei
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Advisor Shares | Uzbekistan, Sums
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Unconstrained Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Artisan Global Unconstrained Fund - Advisor Shares | Iceland, Kronur
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Unconstrained Fund - Advisor Shares | Norway, Krone
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Unconstrained Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Global Unconstrained Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan Global Unconstrained Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Artisan Global Unconstrained Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Artisan Global Unconstrained Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Global Unconstrained Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Artisan Global Unconstrained Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Global Unconstrained Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Unconstrained Fund - Advisor Shares | Sovereign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Artisan Global Unconstrained Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Global Unconstrained Fund - Advisor Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Global Unconstrained Fund - Advisor Shares | Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Artisan Global Unconstrained Fund - Advisor Shares | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Global Unconstrained Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Global Unconstrained Fund - Advisor Shares | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Global Unconstrained Fund - Advisor Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Artisan Global Unconstrained Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Artisan Global Unconstrained Fund - Advisor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan Global Unconstrained Fund - Advisor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Unconstrained Fund - Advisor Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Global Unconstrained Fund - Advisor Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan Global Unconstrained Fund - Advisor Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan Global Unconstrained Fund - Advisor Shares | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Global Unconstrained Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Artisan Global Unconstrained Fund - Institutional Shares | Commonwealth of the Bahamas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Global Unconstrained Fund - Institutional Shares | Absa Bank Ltd., Credit-Linked Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Global Unconstrained Fund - Institutional Shares | Bonos de la Tesoreria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Institutional Shares | Romania Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Global Unconstrained Fund - Institutional Shares | Laos Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Global Unconstrained Fund - Institutional Shares | Republic of Cote d'Ivoire First Lien Term Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Unconstrained Fund - Institutional Shares | Republic of Zambia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Institutional Shares | Republic of Kazakhstan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Unconstrained Fund - Institutional Shares | Republic of Iceland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Global Unconstrained Fund - Institutional Shares | Argentine Republic [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Global Unconstrained Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Global Unconstrained Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	64.20%
Artisan Global Unconstrained Fund - Institutional Shares | Egypt, Pounds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan Global Unconstrained Fund - Institutional Shares | Kazakhstan, Tenge
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Global Unconstrained Fund - Institutional Shares | Nigeria, Nairas
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Global Unconstrained Fund - Institutional Shares | Peru, Nuevos Soles
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Global Unconstrained Fund - Institutional Shares | Romania, New Lei
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Global Unconstrained Fund - Institutional Shares | Uzbekistan, Sums
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Global Unconstrained Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Artisan Global Unconstrained Fund - Institutional Shares | Iceland, Kronur
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Unconstrained Fund - Institutional Shares | Norway, Krone
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan Global Unconstrained Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Global Unconstrained Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan Global Unconstrained Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Artisan Global Unconstrained Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Artisan Global Unconstrained Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Global Unconstrained Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Artisan Global Unconstrained Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Global Unconstrained Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Unconstrained Fund - Institutional Shares | Sovereign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Artisan Global Unconstrained Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Global Unconstrained Fund - Institutional Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan Global Unconstrained Fund - Institutional Shares | Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Artisan Global Unconstrained Fund - Institutional Shares | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Artisan Global Unconstrained Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Global Unconstrained Fund - Institutional Shares | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan Global Unconstrained Fund - Institutional Shares | Sovereign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Artisan Global Unconstrained Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Artisan Global Unconstrained Fund - Institutional Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan Global Unconstrained Fund - Institutional Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Global Unconstrained Fund - Institutional Shares | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan Global Unconstrained Fund - Institutional Shares | Convertible Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan Global Unconstrained Fund - Institutional Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan Global Unconstrained Fund - Institutional Shares | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Global Value Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Artisan Global Value Fund - Investor Shares | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Global Value Fund - Investor Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Value Fund - Investor Shares | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Investor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Global Value Fund - Investor Shares | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Value Fund - Investor Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Value Fund - Investor Shares | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Value Fund - Investor Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Value Fund - Investor Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Value Fund - Investor Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Value Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Artisan Global Value Fund - Investor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Global Value Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Artisan Global Value Fund - Investor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Artisan Global Value Fund - Investor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Global Value Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Artisan Global Value Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan Global Value Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Artisan Global Value Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Artisan Global Value Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Global Value Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Value Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Global Value Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Global Value Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Artisan Global Value Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Global Value Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
Artisan Global Value Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Artisan Global Value Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Value Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Artisan Global Value Fund - Advisor Shares | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Global Value Fund - Advisor Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Value Fund - Advisor Shares | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Advisor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Global Value Fund - Advisor Shares | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Value Fund - Advisor Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Value Fund - Advisor Shares | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Value Fund - Advisor Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Value Fund - Advisor Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Value Fund - Advisor Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Value Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Artisan Global Value Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Global Value Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Artisan Global Value Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Artisan Global Value Fund - Advisor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Global Value Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Artisan Global Value Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan Global Value Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Artisan Global Value Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Artisan Global Value Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Global Value Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Value Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Global Value Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Global Value Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Artisan Global Value Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Global Value Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
Artisan Global Value Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Artisan Global Value Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Value Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Artisan Global Value Fund - Institutional Shares | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Global Value Fund - Institutional Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Global Value Fund - Institutional Shares | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Global Value Fund - Institutional Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Global Value Fund - Institutional Shares | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Value Fund - Institutional Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Global Value Fund - Institutional Shares | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Value Fund - Institutional Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Global Value Fund - Institutional Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Value Fund - Institutional Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Global Value Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Artisan Global Value Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Global Value Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Artisan Global Value Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Artisan Global Value Fund - Institutional Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Global Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Artisan Global Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan Global Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Artisan Global Value Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Artisan Global Value Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Global Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Global Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Global Value Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Global Value Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Artisan Global Value Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Global Value Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
Artisan Global Value Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Artisan Global Value Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan High Income Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Artisan High Income Fund - Investor Shares | CCO Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan High Income Fund - Investor Shares | Ardonagh Group Finance Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan High Income Fund - Investor Shares | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan High Income Fund - Investor Shares | VistaJet Malta Finance plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan High Income Fund - Investor Shares | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Investor Shares | Arches Buyer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Investor Shares | Acrisure LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan High Income Fund - Investor Shares | NCL Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan High Income Fund - Investor Shares | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan High Income Fund - Investor Shares | Alliant Holdings Intermediate LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan High Income Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan High Income Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Artisan High Income Fund - Investor Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Artisan High Income Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Artisan High Income Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan High Income Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Artisan High Income Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan High Income Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Artisan High Income Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan High Income Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan High Income Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan High Income Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan High Income Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan High Income Fund - Investor Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Investor Shares | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Artisan High Income Fund - Investor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
Artisan High Income Fund - Investor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Artisan High Income Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Artisan High Income Fund - Advisor Shares | CCO Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan High Income Fund - Advisor Shares | Ardonagh Group Finance Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan High Income Fund - Advisor Shares | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan High Income Fund - Advisor Shares | VistaJet Malta Finance plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan High Income Fund - Advisor Shares | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Advisor Shares | Arches Buyer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Advisor Shares | Acrisure LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan High Income Fund - Advisor Shares | NCL Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan High Income Fund - Advisor Shares | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan High Income Fund - Advisor Shares | Alliant Holdings Intermediate LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan High Income Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan High Income Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Artisan High Income Fund - Advisor Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Artisan High Income Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Artisan High Income Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan High Income Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Artisan High Income Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan High Income Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Artisan High Income Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan High Income Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan High Income Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan High Income Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan High Income Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan High Income Fund - Advisor Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Advisor Shares | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Artisan High Income Fund - Advisor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
Artisan High Income Fund - Advisor Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Artisan High Income Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Artisan High Income Fund - Institutional Shares | CCO Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan High Income Fund - Institutional Shares | Ardonagh Group Finance Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan High Income Fund - Institutional Shares | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan High Income Fund - Institutional Shares | VistaJet Malta Finance plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan High Income Fund - Institutional Shares | Medline Borrower LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Institutional Shares | Arches Buyer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Institutional Shares | Acrisure LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan High Income Fund - Institutional Shares | NCL Corp. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan High Income Fund - Institutional Shares | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan High Income Fund - Institutional Shares | Alliant Holdings Intermediate LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan High Income Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan High Income Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Artisan High Income Fund - Institutional Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Artisan High Income Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Artisan High Income Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan High Income Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Artisan High Income Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan High Income Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Artisan High Income Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan High Income Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan High Income Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Artisan High Income Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan High Income Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan High Income Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan High Income Fund - Institutional Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Institutional Shares | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Artisan High Income Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Artisan High Income Fund - Institutional Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
Artisan High Income Fund - Institutional Shares | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Artisan International Fund - Investor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan International Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan International Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Artisan International Fund - Investor Shares | National Grid plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Fund - Investor Shares | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan International Fund - Investor Shares | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Fund - Investor Shares | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan International Fund - Investor Shares | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Fund - Investor Shares | J Sainsbury plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Fund - Investor Shares | LSElectricCoLtd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Fund - Investor Shares | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Fund - Investor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Artisan International Fund - Investor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan International Fund - Investor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan International Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Artisan International Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan International Fund - Investor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Artisan International Fund - Investor Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Fund - Investor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan International Fund - Investor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Artisan International Fund - Investor Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan International Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan International Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Artisan International Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Artisan International Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan International Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Artisan International Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan International Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan International Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan International Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Artisan International Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Artisan International Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Artisan International Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Artisan International Fund - Advisor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan International Fund - Advisor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan International Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Artisan International Fund - Advisor Shares | National Grid plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Fund - Advisor Shares | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan International Fund - Advisor Shares | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Fund - Advisor Shares | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan International Fund - Advisor Shares | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Fund - Advisor Shares | J Sainsbury plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Fund - Advisor Shares | LSElectricCoLtd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Fund - Advisor Shares | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Fund - Advisor Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Artisan International Fund - Advisor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan International Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan International Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Artisan International Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan International Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Artisan International Fund - Advisor Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Fund - Advisor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan International Fund - Advisor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Artisan International Fund - Advisor Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan International Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan International Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Artisan International Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Artisan International Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan International Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Artisan International Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan International Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan International Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan International Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Artisan International Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Artisan International Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Artisan International Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Artisan International Fund - Institutional Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan International Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan International Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Artisan International Fund - Institutional Shares | National Grid plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Fund - Institutional Shares | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan International Fund - Institutional Shares | Contemporary Amperex Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Fund - Institutional Shares | SSE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan International Fund - Institutional Shares | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Fund - Institutional Shares | J Sainsbury plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Fund - Institutional Shares | LSElectricCoLtd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Fund - Institutional Shares | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan International Fund - Institutional Shares | Chinese yuan renminbi offshore [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Artisan International Fund - Institutional Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan International Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan International Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Artisan International Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Artisan International Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Artisan International Fund - Institutional Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Fund - Institutional Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan International Fund - Institutional Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Artisan International Fund - Institutional Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Artisan International Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan International Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Artisan International Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Artisan International Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Artisan International Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Artisan International Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan International Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan International Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan International Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Artisan International Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
Artisan International Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Artisan International Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Artisan International Explorer Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Artisan International Explorer Fund - Advisor Shares | Glenveagh Properties plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Artisan International Explorer Fund - Advisor Shares | Impro Precision Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan International Explorer Fund - Advisor Shares | IQE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan International Explorer Fund - Advisor Shares | Zuken, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan International Explorer Fund - Advisor Shares | Alten SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Artisan International Explorer Fund - Advisor Shares | Elementis plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Explorer Fund - Advisor Shares | Kansai Paint Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Explorer Fund - Advisor Shares | Signify NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan International Explorer Fund - Advisor Shares | SteadfastGroupLtd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Explorer Fund - Advisor Shares | Steadfast Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Explorer Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Artisan International Explorer Fund - Advisor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan International Explorer Fund - Advisor Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Explorer Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan International Explorer Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Artisan International Explorer Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Explorer Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Artisan International Explorer Fund - Advisor Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Explorer Fund - Advisor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Artisan International Explorer Fund - Advisor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Explorer Fund - Advisor Shares | Australia, Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Explorer Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Explorer Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Artisan International Explorer Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Explorer Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan International Explorer Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan International Explorer Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Artisan International Explorer Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Artisan International Explorer Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan International Explorer Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Artisan International Explorer Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Artisan International Explorer Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan International Explorer Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Artisan International Explorer Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan International Explorer Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan International Explorer Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
Artisan International Explorer Fund - Institutional Shares | Glenveagh Properties plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Artisan International Explorer Fund - Institutional Shares | Impro Precision Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan International Explorer Fund - Institutional Shares | IQE plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Artisan International Explorer Fund - Institutional Shares | Zuken, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan International Explorer Fund - Institutional Shares | Alten SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Artisan International Explorer Fund - Institutional Shares | Elementis plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan International Explorer Fund - Institutional Shares | Kansai Paint Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Explorer Fund - Institutional Shares | Signify NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan International Explorer Fund - Institutional Shares | SteadfastGroupLtd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Explorer Fund - Institutional Shares | Steadfast Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Explorer Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Artisan International Explorer Fund - Institutional Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan International Explorer Fund - Institutional Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Explorer Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Artisan International Explorer Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Artisan International Explorer Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Explorer Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Artisan International Explorer Fund - Institutional Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Explorer Fund - Institutional Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Artisan International Explorer Fund - Institutional Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Explorer Fund - Institutional Shares | Australia, Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Explorer Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Explorer Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Artisan International Explorer Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Explorer Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan International Explorer Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Artisan International Explorer Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Artisan International Explorer Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Artisan International Explorer Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan International Explorer Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Artisan International Explorer Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Artisan International Explorer Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Artisan International Explorer Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
Artisan International Explorer Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Artisan International Explorer Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Artisan International Small-Mid Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Artisan International Small-Mid Fund - Investor Shares | Metso Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan International Small-Mid Fund - Investor Shares | LivaNova plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan International Small-Mid Fund - Investor Shares | Nice Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan International Small-Mid Fund - Investor Shares | Brenntag SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Small-Mid Fund - Investor Shares | Convatec Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan International Small-Mid Fund - Investor Shares | Rohm Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan International Small-Mid Fund - Investor Shares | SolarEdge Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Small-Mid Fund - Investor Shares | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Small-Mid Fund - Investor Shares | Genmab A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Small-Mid Fund - Investor Shares | Balfour Beatty plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan International Small-Mid Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Artisan International Small-Mid Fund - Investor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Small-Mid Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Artisan International Small-Mid Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan International Small-Mid Fund - Investor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Artisan International Small-Mid Fund - Investor Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Small-Mid Fund - Investor Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan International Small-Mid Fund - Investor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Artisan International Small-Mid Fund - Investor Shares | Sweden, Kronor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan International Small-Mid Fund - Investor Shares | Norway, Krone
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Small-Mid Fund - Investor Shares | Mexico, Pesos
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Small-Mid Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan International Small-Mid Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan International Small-Mid Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan International Small-Mid Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan International Small-Mid Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Artisan International Small-Mid Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Artisan International Small-Mid Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Artisan International Small-Mid Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Small-Mid Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan International Small-Mid Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Artisan International Small-Mid Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Artisan International Small-Mid Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Small-Mid Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Artisan International Small-Mid Fund - Investor Shares | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan International Small-Mid Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Artisan International Small-Mid Fund - Advisor Shares | Metso Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan International Small-Mid Fund - Advisor Shares | LivaNova plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan International Small-Mid Fund - Advisor Shares | Nice Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan International Small-Mid Fund - Advisor Shares | Brenntag SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Small-Mid Fund - Advisor Shares | Convatec Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan International Small-Mid Fund - Advisor Shares | Rohm Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan International Small-Mid Fund - Advisor Shares | SolarEdge Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Small-Mid Fund - Advisor Shares | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Small-Mid Fund - Advisor Shares | Genmab A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Small-Mid Fund - Advisor Shares | Balfour Beatty plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan International Small-Mid Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Artisan International Small-Mid Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Small-Mid Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Artisan International Small-Mid Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan International Small-Mid Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Artisan International Small-Mid Fund - Advisor Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Small-Mid Fund - Advisor Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan International Small-Mid Fund - Advisor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Artisan International Small-Mid Fund - Advisor Shares | Sweden, Kronor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan International Small-Mid Fund - Advisor Shares | Norway, Krone
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Small-Mid Fund - Advisor Shares | Mexico, Pesos
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Small-Mid Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan International Small-Mid Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan International Small-Mid Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan International Small-Mid Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan International Small-Mid Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Artisan International Small-Mid Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Artisan International Small-Mid Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Artisan International Small-Mid Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Small-Mid Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan International Small-Mid Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Artisan International Small-Mid Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Artisan International Small-Mid Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Small-Mid Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Artisan International Small-Mid Fund - Advisor Shares | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan International Small-Mid Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Artisan International Small-Mid Fund - Institutional Shares | Metso Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan International Small-Mid Fund - Institutional Shares | LivaNova plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan International Small-Mid Fund - Institutional Shares | Nice Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan International Small-Mid Fund - Institutional Shares | Brenntag SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan International Small-Mid Fund - Institutional Shares | Convatec Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan International Small-Mid Fund - Institutional Shares | Rohm Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan International Small-Mid Fund - Institutional Shares | SolarEdge Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Small-Mid Fund - Institutional Shares | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Small-Mid Fund - Institutional Shares | Genmab A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan International Small-Mid Fund - Institutional Shares | Balfour Beatty plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan International Small-Mid Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Artisan International Small-Mid Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan International Small-Mid Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Artisan International Small-Mid Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan International Small-Mid Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Artisan International Small-Mid Fund - Institutional Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan International Small-Mid Fund - Institutional Shares | Denmark, Kroner
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan International Small-Mid Fund - Institutional Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Artisan International Small-Mid Fund - Institutional Shares | Sweden, Kronor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan International Small-Mid Fund - Institutional Shares | Norway, Krone
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Small-Mid Fund - Institutional Shares | Mexico, Pesos
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Small-Mid Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Artisan International Small-Mid Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan International Small-Mid Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan International Small-Mid Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan International Small-Mid Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Artisan International Small-Mid Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Artisan International Small-Mid Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Artisan International Small-Mid Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan International Small-Mid Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan International Small-Mid Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Artisan International Small-Mid Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Artisan International Small-Mid Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Small-Mid Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Artisan International Small-Mid Fund - Institutional Shares | Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan International Value Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Artisan International Value Fund - Investor Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Value Fund - Investor Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Value Fund - Investor Shares | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Value Fund - Investor Shares | Brenntag SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan International Value Fund - Investor Shares | ABB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan International Value Fund - Investor Shares | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan International Value Fund - Investor Shares | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan International Value Fund - Investor Shares | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Value Fund - Investor Shares | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Value Fund - Investor Shares | DSM-Firmenich AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan International Value Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Artisan International Value Fund - Investor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan International Value Fund - Investor Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan International Value Fund - Investor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Artisan International Value Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Artisan International Value Fund - Investor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Artisan International Value Fund - Investor Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Value Fund - Investor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan International Value Fund - Investor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Artisan International Value Fund - Investor Shares | Mexico, Pesos
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Value Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan International Value Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Artisan International Value Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Artisan International Value Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan International Value Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan International Value Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Artisan International Value Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Artisan International Value Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Artisan International Value Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan International Value Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan International Value Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Artisan International Value Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Artisan International Value Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Artisan International Value Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan International Value Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Artisan International Value Fund - Advisor Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Value Fund - Advisor Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Value Fund - Advisor Shares | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Value Fund - Advisor Shares | Brenntag SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan International Value Fund - Advisor Shares | ABB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan International Value Fund - Advisor Shares | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan International Value Fund - Advisor Shares | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan International Value Fund - Advisor Shares | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Value Fund - Advisor Shares | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Value Fund - Advisor Shares | DSM-Firmenich AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan International Value Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Artisan International Value Fund - Advisor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan International Value Fund - Advisor Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan International Value Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Artisan International Value Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Artisan International Value Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Artisan International Value Fund - Advisor Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Value Fund - Advisor Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan International Value Fund - Advisor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Artisan International Value Fund - Advisor Shares | Mexico, Pesos
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Value Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan International Value Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Artisan International Value Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Artisan International Value Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan International Value Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan International Value Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Artisan International Value Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Artisan International Value Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Artisan International Value Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan International Value Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan International Value Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Artisan International Value Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Artisan International Value Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Artisan International Value Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan International Value Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Artisan International Value Fund - Institutional Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Value Fund - Institutional Shares | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Value Fund - Institutional Shares | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan International Value Fund - Institutional Shares | Brenntag SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan International Value Fund - Institutional Shares | ABB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan International Value Fund - Institutional Shares | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan International Value Fund - Institutional Shares | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan International Value Fund - Institutional Shares | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Value Fund - Institutional Shares | Danone SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan International Value Fund - Institutional Shares | DSM-Firmenich AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan International Value Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Artisan International Value Fund - Institutional Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Artisan International Value Fund - Institutional Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan International Value Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Artisan International Value Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Artisan International Value Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Artisan International Value Fund - Institutional Shares | Canada, Dollars
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan International Value Fund - Institutional Shares | Japan, Yen
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Artisan International Value Fund - Institutional Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Artisan International Value Fund - Institutional Shares | Mexico, Pesos
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan International Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Artisan International Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Artisan International Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Artisan International Value Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan International Value Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan International Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Artisan International Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Artisan International Value Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Artisan International Value Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Artisan International Value Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Artisan International Value Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Artisan International Value Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Artisan International Value Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Artisan International Value Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Mid Cap Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Artisan Mid Cap Fund - Investor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Mid Cap Fund - Investor Shares | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Mid Cap Fund - Investor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Mid Cap Fund - Investor Shares | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Mid Cap Fund - Investor Shares | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Investor Shares | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Investor Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Mid Cap Fund - Investor Shares | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Investor Shares | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Mid Cap Fund - Investor Shares | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Mid Cap Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Mid Cap Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Mid Cap Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Mid Cap Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Artisan Mid Cap Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Artisan Mid Cap Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Artisan Mid Cap Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Mid Cap Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Mid Cap Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
Artisan Mid Cap Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Artisan Mid Cap Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Artisan Mid Cap Fund - Advisor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Mid Cap Fund - Advisor Shares | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Mid Cap Fund - Advisor Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Mid Cap Fund - Advisor Shares | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Mid Cap Fund - Advisor Shares | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Advisor Shares | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Advisor Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Mid Cap Fund - Advisor Shares | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Advisor Shares | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Mid Cap Fund - Advisor Shares | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Mid Cap Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Mid Cap Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Mid Cap Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Mid Cap Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Artisan Mid Cap Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Artisan Mid Cap Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Artisan Mid Cap Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Mid Cap Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Mid Cap Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
Artisan Mid Cap Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Artisan Mid Cap Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Artisan Mid Cap Fund - Institutional Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Mid Cap Fund - Institutional Shares | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Mid Cap Fund - Institutional Shares | Argenx SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Mid Cap Fund - Institutional Shares | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Mid Cap Fund - Institutional Shares | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Institutional Shares | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Institutional Shares | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Mid Cap Fund - Institutional Shares | Woodward, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Institutional Shares | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Mid Cap Fund - Institutional Shares | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Mid Cap Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Mid Cap Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Mid Cap Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Mid Cap Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Artisan Mid Cap Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Artisan Mid Cap Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Artisan Mid Cap Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Artisan Mid Cap Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Mid Cap Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.20%
Artisan Mid Cap Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Artisan Mid Cap Value Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Artisan Mid Cap Value Fund - Investor Shares | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Mid Cap Value Fund - Investor Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Mid Cap Value Fund - Investor Shares | First Citizens BancShares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Mid Cap Value Fund - Investor Shares | Lamar Advertising Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Mid Cap Value Fund - Investor Shares | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Value Fund - Investor Shares | nVent Electric plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Value Fund - Investor Shares | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Mid Cap Value Fund - Investor Shares | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Mid Cap Value Fund - Investor Shares | Tyson Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Mid Cap Value Fund - Investor Shares | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Mid Cap Value Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Value Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Mid Cap Value Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Artisan Mid Cap Value Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Mid Cap Value Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Artisan Mid Cap Value Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Artisan Mid Cap Value Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Artisan Mid Cap Value Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Artisan Mid Cap Value Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Mid Cap Value Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Mid Cap Value Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Mid Cap Value Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Mid Cap Value Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Artisan Mid Cap Value Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Artisan Mid Cap Value Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Mid Cap Value Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Artisan Mid Cap Value Fund - Advisor Shares | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Mid Cap Value Fund - Advisor Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Mid Cap Value Fund - Advisor Shares | First Citizens BancShares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Mid Cap Value Fund - Advisor Shares | Lamar Advertising Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Mid Cap Value Fund - Advisor Shares | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Value Fund - Advisor Shares | nVent Electric plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Value Fund - Advisor Shares | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Mid Cap Value Fund - Advisor Shares | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Mid Cap Value Fund - Advisor Shares | Tyson Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Mid Cap Value Fund - Advisor Shares | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Mid Cap Value Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Value Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Mid Cap Value Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Artisan Mid Cap Value Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Mid Cap Value Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Artisan Mid Cap Value Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Artisan Mid Cap Value Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Artisan Mid Cap Value Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Artisan Mid Cap Value Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Mid Cap Value Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Mid Cap Value Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Mid Cap Value Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Mid Cap Value Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Artisan Mid Cap Value Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Artisan Mid Cap Value Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Mid Cap Value Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Artisan Mid Cap Value Fund - Institutional Shares | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Mid Cap Value Fund - Institutional Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Mid Cap Value Fund - Institutional Shares | First Citizens BancShares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Mid Cap Value Fund - Institutional Shares | Lamar Advertising Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Mid Cap Value Fund - Institutional Shares | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Value Fund - Institutional Shares | nVent Electric plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Mid Cap Value Fund - Institutional Shares | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Mid Cap Value Fund - Institutional Shares | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Mid Cap Value Fund - Institutional Shares | Tyson Foods, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Mid Cap Value Fund - Institutional Shares | Alliant Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Mid Cap Value Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Mid Cap Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Artisan Mid Cap Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Artisan Mid Cap Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Mid Cap Value Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Artisan Mid Cap Value Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Artisan Mid Cap Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Artisan Mid Cap Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Artisan Mid Cap Value Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Mid Cap Value Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Mid Cap Value Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Mid Cap Value Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Mid Cap Value Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Artisan Mid Cap Value Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Artisan Mid Cap Value Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Select Equity Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Artisan Select Equity Fund - Investor Shares | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Artisan Select Equity Fund - Investor Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Investor Shares | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Select Equity Fund - Investor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Select Equity Fund - Investor Shares | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Artisan Select Equity Fund - Investor Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Investor Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Select Equity Fund - Investor Shares | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Select Equity Fund - Investor Shares | IQVIA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Select Equity Fund - Investor Shares | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Select Equity Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Select Equity Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	81.30%
Artisan Select Equity Fund - Investor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Select Equity Fund - Investor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Artisan Select Equity Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Artisan Select Equity Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan Select Equity Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Select Equity Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Select Equity Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Artisan Select Equity Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Select Equity Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Select Equity Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.70%
Artisan Select Equity Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Select Equity Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Artisan Select Equity Fund - Advisor Shares | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Artisan Select Equity Fund - Advisor Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Advisor Shares | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Select Equity Fund - Advisor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Select Equity Fund - Advisor Shares | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Artisan Select Equity Fund - Advisor Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Advisor Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Select Equity Fund - Advisor Shares | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Select Equity Fund - Advisor Shares | IQVIA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Select Equity Fund - Advisor Shares | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Select Equity Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Select Equity Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	81.30%
Artisan Select Equity Fund - Advisor Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Select Equity Fund - Advisor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Artisan Select Equity Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Artisan Select Equity Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan Select Equity Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Select Equity Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Select Equity Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Artisan Select Equity Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Select Equity Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Select Equity Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.70%
Artisan Select Equity Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Select Equity Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
Artisan Select Equity Fund - Institutional Shares | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Artisan Select Equity Fund - Institutional Shares | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Institutional Shares | Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Artisan Select Equity Fund - Institutional Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Select Equity Fund - Institutional Shares | Shell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Artisan Select Equity Fund - Institutional Shares | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Institutional Shares | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Select Equity Fund - Institutional Shares | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Artisan Select Equity Fund - Institutional Shares | IQVIA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Artisan Select Equity Fund - Institutional Shares | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Artisan Select Equity Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Select Equity Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	81.30%
Artisan Select Equity Fund - Institutional Shares | United Kingdom, Pounds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Select Equity Fund - Institutional Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Select Equity Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Artisan Select Equity Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Artisan Select Equity Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Artisan Select Equity Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Artisan Select Equity Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Artisan Select Equity Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Select Equity Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Artisan Select Equity Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Select Equity Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Artisan Select Equity Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.70%
Artisan Select Equity Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Artisan Select Equity Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Artisan Small Cap Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Artisan Small Cap Fund - Investor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Small Cap Fund - Investor Shares | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan Small Cap Fund - Investor Shares | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Small Cap Fund - Investor Shares | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Small Cap Fund - Investor Shares | VSE Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Small Cap Fund - Investor Shares | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Small Cap Fund - Investor Shares | Lattice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Small Cap Fund - Investor Shares | Installed Building Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Small Cap Fund - Investor Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Small Cap Fund - Investor Shares | Flowserve Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Small Cap Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Small Cap Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan Small Cap Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Small Cap Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Small Cap Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Artisan Small Cap Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Artisan Small Cap Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Artisan Small Cap Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Small Cap Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Small Cap Fund - Investor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Artisan Small Cap Fund - Investor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Small Cap Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Artisan Small Cap Fund - Advisor Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Small Cap Fund - Advisor Shares | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan Small Cap Fund - Advisor Shares | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Small Cap Fund - Advisor Shares | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Small Cap Fund - Advisor Shares | VSE Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Small Cap Fund - Advisor Shares | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Small Cap Fund - Advisor Shares | Lattice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Small Cap Fund - Advisor Shares | Installed Building Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Small Cap Fund - Advisor Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Small Cap Fund - Advisor Shares | Flowserve Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Small Cap Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Small Cap Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan Small Cap Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Small Cap Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Small Cap Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Artisan Small Cap Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Artisan Small Cap Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Artisan Small Cap Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Small Cap Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Small Cap Fund - Advisor Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Artisan Small Cap Fund - Advisor Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Small Cap Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Artisan Small Cap Fund - Institutional Shares | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Artisan Small Cap Fund - Institutional Shares | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Artisan Small Cap Fund - Institutional Shares | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Small Cap Fund - Institutional Shares | Twist Bioscience Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Artisan Small Cap Fund - Institutional Shares | VSE Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Small Cap Fund - Institutional Shares | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Small Cap Fund - Institutional Shares | Lattice Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Small Cap Fund - Institutional Shares | Installed Building Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Small Cap Fund - Institutional Shares | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Small Cap Fund - Institutional Shares | Flowserve Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Small Cap Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Artisan Small Cap Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Artisan Small Cap Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Artisan Small Cap Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Small Cap Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Artisan Small Cap Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Artisan Small Cap Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Artisan Small Cap Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Artisan Small Cap Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Small Cap Fund - Institutional Shares | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Artisan Small Cap Fund - Institutional Shares | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Alibaba Group Holding Ltd.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Sustainable Emerging Markets Fund - Investor Shares | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Sustainable Emerging Markets Fund - Investor Shares | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Vista Energy SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Zhuzhou CRRC Times Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Anglogold Ashanti plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Wuxi Biologics Cayman, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Mexico, Pesos
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Brazil, Brazil Real
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan Sustainable Emerging Markets Fund - Investor Shares | South Africa, Rand
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Turkey, New Lira
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Artisan Sustainable Emerging Markets Fund - Investor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Alibaba Group Holding Ltd.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Vista Energy SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Zhuzhou CRRC Times Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Anglogold Ashanti plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Wuxi Biologics Cayman, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Mexico, Pesos
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Brazil, Brazil Real
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | South Africa, Rand
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Turkey, New Lira
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Artisan Sustainable Emerging Markets Fund - Advisor Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Alibaba Group Holding Ltd.[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | SK hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Vista Energy SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Zhuzhou CRRC Times Electric Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Anglogold Ashanti plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Wuxi Biologics Cayman, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Hong Kong, Dollars
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | India, Rupees
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Korea (South), Won
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Taiwan, New Dollars
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Mexico, Pesos
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Brazil, Brazil Real
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | South Africa, Rand
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Turkey, New Lira
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Artisan Sustainable Emerging Markets Fund - Institutional Shares | Pacific Basin [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Artisan Value Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Artisan Value Fund - Investor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Fund - Investor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Fund - Investor Shares | SLB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Value Fund - Investor Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Value Fund - Investor Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Value Fund - Investor Shares | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Value Fund - Investor Shares | Accenture plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Value Fund - Investor Shares | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Fund - Investor Shares | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Fund - Investor Shares | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Artisan Value Fund - Investor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Value Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	81.40%
Artisan Value Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Artisan Value Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Artisan Value Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan Value Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Artisan Value Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan Value Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Artisan Value Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Artisan Value Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Value Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Value Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.40%
Artisan Value Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Value Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Artisan Value Fund - Advisor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Fund - Advisor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Fund - Advisor Shares | SLB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Value Fund - Advisor Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Value Fund - Advisor Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Value Fund - Advisor Shares | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Value Fund - Advisor Shares | Accenture plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Value Fund - Advisor Shares | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Fund - Advisor Shares | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Fund - Advisor Shares | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Artisan Value Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Value Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	81.40%
Artisan Value Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Artisan Value Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Artisan Value Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan Value Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Artisan Value Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan Value Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Artisan Value Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Artisan Value Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Value Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Value Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.40%
Artisan Value Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Value Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Artisan Value Fund - Institutional Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Fund - Institutional Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Fund - Institutional Shares | SLB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Value Fund - Institutional Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Artisan Value Fund - Institutional Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Artisan Value Fund - Institutional Shares | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Artisan Value Fund - Institutional Shares | Accenture plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Artisan Value Fund - Institutional Shares | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Fund - Institutional Shares | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Fund - Institutional Shares | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Artisan Value Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Artisan Value Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	81.40%
Artisan Value Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Artisan Value Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Artisan Value Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Artisan Value Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Artisan Value Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Artisan Value Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Artisan Value Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Artisan Value Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Artisan Value Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Artisan Value Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.40%
Artisan Value Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Artisan Value Income Fund - Investor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Artisan Value Income Fund - Investor Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Value Income Fund - Investor Shares | Lamar Advertising Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Income Fund - Investor Shares | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Investor Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Income Fund - Investor Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Investor Shares | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Income Fund - Investor Shares | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Value Income Fund - Investor Shares | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Investor Shares | WaFd, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Investor Shares | Evergy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Value Income Fund - Investor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Artisan Value Income Fund - Investor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Value Income Fund - Investor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Artisan Value Income Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan Value Income Fund - Investor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Value Income Fund - Investor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Value Income Fund - Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Artisan Value Income Fund - Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Value Income Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Artisan Value Income Fund - Investor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Value Income Fund - Investor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Artisan Value Income Fund - Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Value Income Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Value Income Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Value Income Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Artisan Value Income Fund - Investor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
Artisan Value Income Fund - Investor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Artisan Value Income Fund - Advisor Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Artisan Value Income Fund - Advisor Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Value Income Fund - Advisor Shares | Lamar Advertising Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Income Fund - Advisor Shares | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Advisor Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Income Fund - Advisor Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Advisor Shares | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Income Fund - Advisor Shares | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Value Income Fund - Advisor Shares | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Advisor Shares | WaFd, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Advisor Shares | Evergy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Value Income Fund - Advisor Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Artisan Value Income Fund - Advisor Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Value Income Fund - Advisor Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Artisan Value Income Fund - Advisor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan Value Income Fund - Advisor Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Value Income Fund - Advisor Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Value Income Fund - Advisor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Artisan Value Income Fund - Advisor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Value Income Fund - Advisor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Artisan Value Income Fund - Advisor Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Value Income Fund - Advisor Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Artisan Value Income Fund - Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Value Income Fund - Advisor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Value Income Fund - Advisor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Value Income Fund - Advisor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Artisan Value Income Fund - Advisor Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
Artisan Value Income Fund - Advisor Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Artisan Value Income Fund - Institutional Shares | Top Ten Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Artisan Value Income Fund - Institutional Shares | OGE Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Artisan Value Income Fund - Institutional Shares | Lamar Advertising Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Income Fund - Institutional Shares | Permian Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Institutional Shares | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Artisan Value Income Fund - Institutional Shares | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Institutional Shares | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Artisan Value Income Fund - Institutional Shares | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Artisan Value Income Fund - Institutional Shares | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Institutional Shares | WaFd, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Artisan Value Income Fund - Institutional Shares | Evergy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Value Income Fund - Institutional Shares | Euro Member Countries, Euro
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Artisan Value Income Fund - Institutional Shares | Switzerland, Francs
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Artisan Value Income Fund - Institutional Shares | United States of America, Dollars
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Artisan Value Income Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Artisan Value Income Fund - Institutional Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Artisan Value Income Fund - Institutional Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Artisan Value Income Fund - Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Artisan Value Income Fund - Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Artisan Value Income Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Artisan Value Income Fund - Institutional Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Artisan Value Income Fund - Institutional Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Artisan Value Income Fund - Institutional Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Artisan Value Income Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Artisan Value Income Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Artisan Value Income Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Artisan Value Income Fund - Institutional Shares | Americas [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
Artisan Value Income Fund - Institutional Shares | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%